Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Balance Sheet [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	5,000,000	5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000	5,000,000